Income Taxes - Reconciliation of Unrecognized Tax Benefit (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Balance, beginning	¥ 177,526	$ 25,739	¥ 179,492
Additions based on tax positions related to current year	588	85	2,040
Reversal based on tax positions related to prior years	(17,643)	(2,558)	(4,006)
Foreign exchange translation adjustments	12,086	1,752
Balance, ending	¥ 172,557	$ 25,018	¥ 177,526